Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period	4,283,335	5,971,668
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 0.76	$ 0.79
Number of share options granted in share-based payment arrangement	2,325,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 1.20
Number of share options exercised in share-based payment arrangement	(1,225,000)	(1,688,333)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 0.60	$ 0.85
Number of share options forfeited in share-based payment arrangement	(183,334)
Weighted average exercise price of share options forfeited in share-based payment arrangement	$ 1.16
Number of share options outstanding in share-based payment arrangement at end of period	5,200,001	4,283,335
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 0.98	$ 0.76